LEASES - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Future Minimum Lease Payments
2024		$ 23,902
2025		20,884
2026		19,482
2027		17,137
2028		16,001
Thereafter		55,092
Total undiscounted lease payments		152,498
Less: imputed interest		(30,905)
Total lease liabilities	$ 108,228	$ 121,593	$ 114,961